Subsequent Events	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events
Subsequent Events

NOTE 5. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in these financial statements.

On July 14, 2026, Forge Nano issued a press release announcing that Pubco, Forge Nano and Parent (solely with respect to limited provisions therein) have entered into subscription agreements (each, a “Subscription Agreement,” and the transactions contemplated under the Subscription Agreements, collectively, the “PIPE Financing”) with certain investors (the “PIPE Investors”), pursuant to which Pubco will, substantially concurrently with, and contingent upon, the consummation of the proposed business combination, sell to the PIPE Investors an aggregate of 2,300,000 shares of Pubco common stock, in a private placement for a purchase price of $10.00 per share. The PIPE Financing is expected to close in conjunction with the closing of the proposed business combination and generate gross proceeds of approximately $23,000,000.

On July 27, 2026, Archimedes II announced the filing by the Company with the U.S. Securities and Exchange Commission, on July 24, 2026, of an amendment to the registration statement on Form S-4 (as may be amended from time to time, the “Registration Statement”) previously filed in connection with the proposed business combination with Forge Nano. The Registration Statement includes a preliminary proxy statement/prospectus and has not yet been declared effective.

HZO, Inc. and Subsidiaries
Subsequent Events
Subsequent Events

19.Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through August 31, 2026, which is the day these consolidated financial statements were available for issuance and has determined that there have been no events that have occurred that would require adjustments to our disclosures in the condensed consolidated financial statements.

Unsecured Term Loan

On August 6, 2026, the Company entered into an amendment to increase the amount of the unsecured term loan by $1,000,000 to $3,000,000 (see Note 9). All other terms of the loan remain unchanged.

18.	Subsequent Events

Management has evaluated events and transactions for potential recognition or disclosure through May 19, 2026, which is the day these consolidated financial statements were available for issuance.

Convertible Promissory Notes

During the period from March 12, 2026 to March 31, 2026, the Company issued $15,500,209 in convertible promissory notes under substantially the same terms and conditions as the 2025 Notes described in Note 9.

Term Sheet for Potential Business Combination

On February 24, 2026, the Company entered into a now binding term sheet to be acquired for a total purchase price of $55,000,000 not to include the value of any equity in the buyer held by the Company at the closing. The acquisition will consist of the buyer acquiring 100% of the Company’s equity, with consideration in common shares subject to certain adjustments related to cash, debt, and working capital.

On March 13, 2026, the Company made a $15,000,000 initial investment in the buyer’s Series D preferred stock financing for which it paid cash of $13,000,000 and entered into a $2,000,000 unsecured term loan facility with the buyer. The term loan has a maturity date of March 12, 2028 and bears interest at a rate of 6.00% per annum. Upon closing of the aforementioned initial investment, the term sheet for the acquisition became binding.

The Company or its affiliates have agreed to make a further $5,000,000 follow-up investment in a separate financing by the buyer.

Tariffs

On February 20, 2026, the United States Supreme Court issued a ruling striking down certain tariffs previously imposed under the IEEPA. The ultimate availability, timing, and amount of any potential refunds of such tariffs remain highly uncertain and are subject to further legal, regulatory, and administrative developments. Following the Supreme Court’s decision, the U.S. presidential administration announced its intention to invoke other laws to collect tariffs and announced new tariffs on imports from all countries, in addition to any existing non-IEEPA tariffs. There remains substantial uncertainty regarding the duration of existing and newly announced tariffs, potential changes or pauses of such tariffs, tariff levels, and whether further additional tariffs or other retaliatory actions may be imposed, modified, or suspended, and the impacts of such actions on the Company. The Company continues to monitor and evaluate these developments and assess their potential impact on its business, financial condition, and results of operations.